Operating segments (Tables)	12 Months Ended
Dec. 31, 2019
Operating segments (Tables) [Abstract]
Information by operating segment, reviewed.

In 2019, we reviewed the presentation of results by segment, to align with that used by management for decision making and other information provided to the market. For the purposes of comparability, the previous periods have been reclassified.

	For the year ended December 31, 2019 - R$ thousand
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Adjustments of	Adjustments (3)	Consolidated in accordance with IFRS
							Consolidation (2)

Revenue from financial intermediation	113,402,430	22,936,178	228,386	(2,651,701)	133,915,293	(818,428)	125,364	(8,915,835)	124,306,394
Expenses from financial intermediation (4)	(49,683,456)	(16,930,146)	-	2,651,701	(63,961,901)	104,508	2,404,402	2,835,005	(58,617,986)
Financial margin	63,718,974	6,006,032	228,386	-	69,953,392	(713,920)	2,529,766	(6,080,830)	65,688,408
Allowance for loan losses	(18,891,493)	-	-	-	(18,891,493)	170,961	-	4,716,005	(14,004,527)
Gross income from financial intermediation	44,827,481	6,006,032	228,386	-	51,061,899	(542,959)	2,529,766	(1,364,825)	51,683,881
Income from insurance, pension plans and capitalization bonds	-	8,935,610	-	33,355	8,968,965	(6,840)	-	13,680	8,975,805
Fee and commission income	31,135,507	2,028,371	306,865	(136,176)	33,334,567	(4,128,937)	(2,254,425)	(1,613,529)	25,337,676
Personnel expenses	(23,072,600)	(2,030,224)	(390,706)	-	(25,493,530)	710,807	-	256,405	(24,526,318)
Other administrative expenses (5)	(20,327,502)	(1,495,894)	(194,265)	611,500	(21,406,161)	1,419,119	(249,173)	(2,119,131)	(22,355,346)
Tax expenses	(6,203,188)	(1,110,470)	(72,662)	-	(7,386,320)	528,090	-	-	(6,858,230)
Share of profit (loss) of unconsolidated and jointly controlled companies	12,921	276,165	8,046	-	297,132	906,399	-	(2,449)	1,201,082
Other operating income / expenses	(21,082,041)	(734,635)	99,071	(508,679)	(22,226,284)	663,471	(26,168)	2,012,421	(19,576,560)
Operating profit	5,290,578	11,874,955	(15,265)	-	17,150,268	(450,850)	-	(2,817,428)	13,881,990
Non-operating income	(537,428)	26,800	133	-	(510,495)	(9,583)	-	19,166	(500,912)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	10,431,415	(4,490,945)	2,372	-	5,942,842	460,433	-	1,388,854	7,792,129
Net Income in 2019	15,184,565	7,410,810	(12,760)	-	22,582,615	-	-	(1,409,408)	21,173,207
Total assets	1,264,627,391	325,767,085	5,014,369	(186,104,068)	1,409,304,777	(8,436,501)	(41,729,208)	19,388,617	1,378,527,685
Investments in associates and joint ventures	106,628,723	2,261,867	6,603	(106,710,041)	2,187,152	5,103,609	-	344,851	7,635,612
Total liabilities	1,064,606,520	287,062,911	1,167,684	(79,394,027)	1,273,443,088	(7,333,871)	(41,729,208)	18,604,102	1,242,984,111

(1) They refer to: adjustments of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;
(2) Adjustments of consolidation originating from the "non-consolidation" of exclusive funds;

(3) Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Organization that were prepared in the IFRS. The main adjustments refer to the loss expected from financial assets, business models, effective interest rate and business combinations;

(4) Includes, in the Consolidated IFRS, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income ”and“ Net gains / (losses) from operations in foreign currency ”; and

(5) Includes, in the Consolidated IFRS, the balances referring to depreciation and amortization.

	For the year ended December 31, 2018 - R$ thousand
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Adjustments of	Adjustments (3)	Consolidated in accordance with IFRS
							Consolidation (2)

Revenue from financial intermediation	110,639,034	18,612,108	256,364	(1,727,080)	127,780,426	(1,084,631)	(1,084,034)	(13,064,806)	112,546,955
Expenses from financial intermediation (4)	(52,958,441)	(13,365,526)	-	1,727,080	(64,596,887)	88,764	3,729,581	5,533,873	(55,244,669)
Financial margin	57,680,593	5,246,582	256,364	-	63,183,539	(995,867)	2,645,547	(7,530,933)	57,302,286
Allowance for loan losses	(18,319,973)	-	-	-	(18,319,973)	94,494	-	1,960,644	(16,264,835)
Gross income from financial intermediation	39,360,620	5,246,582	256,364	-	44,863,566	(901,373)	2,645,547	(5,570,289)	41,037,451
Income from insurance, pension plans and capitalization bonds	-	8,320,676	-	39,858	8,360,534	-	-	-	8,360,534
Fee and commission income	30,022,769	2,169,807	354,734	(221,722)	32,325,588	(4,578,360)	(2,527,231)	(1,388,407)	23,831,590
Personnel expenses	(18,102,452)	(1,643,734)	(239,461)	-	(19,985,647)	854,580	-	259,605	(18,871,462)
Other administrative expenses (5)	(19,126,128)	(1,609,750)	(204,736)	649,851	(20,290,763)	971,706	(119,519)	(2,243,641)	(21,682,217)
Tax expenses	(5,660,519)	(960,453)	(73,649)	-	(6,694,621)	597,722	-	-	(6,096,899)
Share of profit (loss) of unconsolidated and jointly controlled companies	6,620	206,272	(14,879)	-	198,013	1,420,804	-	61,558	1,680,375
Other operating income / expenses	(11,943,485)	(998,070)	193,794	(467,967)	(13,215,728)	891,788	1,203	4,376,193	(7,946,544)
Operating profit	14,557,425	10,731,330	272,167	20	25,560,942	(743,133)	-	(4,504,981)	20,312,828
Non-operating income	(929,396)	32,145	2,406	(20)	(894,865)	24,052	-	-	(870,813)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	(1,134,166)	(4,374,553)	(72,405)	-	(5,581,124)	719,081	-	2,168,467	(2,693,576)
Net Income in 2018	12,493,863	6,388,922	202,168	-	19,084,953	-	-	(2,336,514)	16,748,439
Total assets	1,251,749,713	304,004,114	5,966,071	(175,709,936)	1,386,009,962	(8,731,352)	(89,986,505)	18,251,609	1,305,543,714
Investments in associates and joint ventures	97,416,676	2,617,258	60,894	(97,903,242)	2,191,586	5,619,603	-	314,610	8,125,799
Total liabilities	1,068,861,135	270,540,773	1,148,139	(77,806,694)	1,262,743,353	(7,630,632)	(89,986,505)	15,741,378	1,180,867,594

(1) They refer to: adjustments of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;
(2) Adjustments of consolidation originating from the "non-consolidation" of exclusive funds;

(3) Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Organization that were prepared in the IFRS. The main adjustments refer to the loss expected from financial assets, business models, effective interest rate and business combinations;

(4) Includes, in the Consolidated IFRS, the balances referring to “Net gains / (losses) on financial assets and liabilities at fair value through profit or loss”, “Net gains / (losses) on financial assets at fair value through other comprehensive income ”and“ Net gains / (losses) from operations in foreign currency ”; and

(5) Includes, in the Consolidated IFRS, the balances referring to depreciation and amortization.

	For the year ended December 31, 2017 - R$ thousand
	Banking	Insurance, pension and capitalization bonds	Other Activities	Eliminations	Managerial Income Statement	Proportionately consolidated (1)	Adjustments of	Adjustments (3)	Consolidated in accordance with IFRS
							Consolidation (2)

Revenue from financial intermediation	130,015,483	23,564,395	262,868	(1,331,236)	152,511,510	(1,321,024)	(2,928,359)	(10,467,896)	137,794,231
Expenses from financial intermediation (4)	(67,744,701)	(18,174,550)	-	1,331,236	(84,588,015)	66,672	5,464,307	3,467,621	(75,589,415)
Financial margin	62,270,782	5,389,845	262,868	-	67,923,495	(1,254,352)	2,535,948	(7,000,275)	62,204,816
Allowance for loan losses	(25,210,020)	-	-	-	(25,210,020)	125,761	-	8,223,424	(16,860,835)
Gross income from financial intermediation	37,060,762	5,389,845	262,868	-	42,713,475	(1,128,591)	2,535,948	1,223,149	45,343,981
Income from insurance, pension plans and capitalization bonds	-	6,791,337	-	738	6,792,075	-	-	-	6,792,075
Fee and commission income	28,566,371	2,063,187	366,446	(133,813)	30,862,191	(4,443,914)	(2,390,311)	(1,279,138)	22,748,828
Personnel expenses	(19,919,896)	(1,591,949)	(295,618)	-	(21,807,463)	797,306	-	286,892	(20,723,265)
Other administrative expenses (5)	(18,845,656)	(1,702,816)	(186,780)	602,760	(20,132,492)	917,548	(60,812)	(2,175,273)	(21,451,029)
Tax expenses	(5,440,571)	(973,477)	(80,715)	-	(6,494,763)	534,145	-	-	(5,960,618)
Share of profit (loss) of unconsolidated and jointly controlled companies	(22,657)	205,278	9,675	-	192,296	1,312,974	-	213,141	1,718,411
Other operating income / expenses	(9,910,746)	(513,611)	215,681	(469,685)	(10,678,361)	1,067,313	(84,825)	5,445,764	(4,250,109)
Operating profit	11,487,607	9,667,794	291,557	-	21,446,958	(943,219)	-	3,714,535	24,218,274
Non-operating income	(729,584)	251,368	(583)	-	(478,799)	4,084	-	-	(474,715)
IT/SC (Income Tax/Soc. Contrib.) and non-controlling interests	(1,836,636)	(4,384,760)	(89,008)	-	(6,310,404)	939,135	-	(1,057,687)	(6,428,956)
Net Income in 2018	8,921,387	5,534,402	201,966	-	14,657,755	-	-	2,656,848	17,314,603
Total assets	1,146,536,514	289,461,412	5,615,832	(143,285,480)	1,298,328,278	(8,877,954)	(78,178,606)	13,081,722	1,224,353,440
Investments in associates and joint ventures	87,010,313	2,602,781	52,223	(87,483,681)	2,181,636	5,840,951	-	234,797	8,257,384
Total liabilities	984,405,043	256,094,800	1,065,836	(55,801,799)	1,185,763,880	(7,744,166)	(78,178,606)	6,818,628	1,106,659,736

(1) They refer to: adjustments of consolidation, originating from proportionally consolidated companies (Grupo Cielo, Grupo Alelo, Crediare, etc.) for management purposes;
(2) Adjustments of consolidation originating from the "non-consolidation" of exclusive funds;

(3) Adjustments due to the differences of the accounting standards used in the management reports and in the financial statements of the Organization that were prepared in the IFRS. The main adjustments refer to the impairment of loans and advances, effective interest rate and business combinations;

(4) Includes, in the Consolidated IFRS, the balances related to “Net gains/(losses) on financial assets and liabilities at fair value through income”, “Net gains/(losses) on financial assets at fair value through other comprehensive income” and “Net gains/(losses) on foreign currency transactions”; and

(5) Includes, in the Consolidated IFRS, the balances referring to depreciation and amortization.